DERIVATIVE WARRANT LIABILITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015
Derivative Warrant Liability Details
Derivative warrant liability, beginning of period		$ 738,955	$ 1,450,943
Fair value of warrants issued	$ 1,459,531	1,198,564	768,435
Total realized/unrealized losses included in net loss	(8,588)	838,219	(332,095)
Reclassification of liability to additional paid-in capital		(1,093,765)	(1,148,328)
Derivative warrant liability, end of period	$ 1,450,943	$ 1,681,973	$ 738,955